Reserve Fund	3 Months Ended
Mar. 31, 2016
Reserve Fund
Reserve Fund

NOTE 10 – RESERVE FUND

In accordance with the relevant laws and regulations in PRC, the Company’s subsidiary in the PRC is required to transfer part of their profits after tax to a reserve fund until the reserve fund reaches 50% of the registered capital of the subsidiary. The reserve fund is non-distributable.